Financial Assets and Liabilities - Summary of Carrying Amounts, by Maturity, of Financial Instruments that are Expected to Have Exposure on Interest Rate Risk (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 75,089	₱ 63,671
Long-term Debt | ₱	415,474	372,490
Fair Value [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	8,023	13,196
Long-term Debt | ₱	8,385	7,964
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	91,914	80,873
Interest rate risk [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	540	952	$ 11	$ 19
Interest rate risk [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 161,597	₱ 156,996	3,365	3,090
Interest rate risk [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 1,153		24
Interest rate risk [member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		₱ 150		3
Interest rate risk [member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,337	1,586	49	31
Interest rate risk [member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,940	4,228	103	83
Interest rate risk [member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		92		2
Interest rate risk [member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	12,222	3,645	254	72
Interest rate risk [member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	18,490	14,018	385	276
Interest rate risk [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	40,131	24,033	836	474
Interest rate risk [member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	480		10
Interest rate risk [member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	509	29	11	1
Interest rate risk [member] | Short Term Investments1 | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		285		6
Interest rate risk [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 224,027	₱ 193,047	4,665	3,800
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			258	42
Borrowings, interest rate basis	5.2250
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		4.4850
Interest rate risk [member] | Less than 1 year [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis		5.5000
Interest rate risk [member] | Less than 1 year [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				3
Interest rate		4.8371%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			49	31
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.01%	0.01%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.50%	1.00%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			103	83
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.05%	0.05%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.25%	1.25%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				2
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Other Currencies | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		0.10%
Interest rate risk [member] | Less than 1 year [Member] | Cash In Bank | Other Currencies | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		0.50%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			254	72
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.025%	0.70%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.375%	4.75%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			385	276
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.125%	0.125%
Interest rate risk [member] | Less than 1 year [Member] | Temporary Cash Investments | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	1.60%	5.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			812	474
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 10
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			11	1
Interest rate	2.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		1.50%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Philippine Peso [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate		3.00%
Interest rate risk [member] | Less than 1 year [Member] | Short Term Investments1 | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets				6
Interest rate		0.00%
Interest rate risk [member] | Less than 1 year [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			258	300
Interest rate risk [member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 11	$ 15
Fixed Rate	2.885%	2.885%	2.885%	2.885%
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			$ 313	$ 376
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	3.9000	3.9000
Interest rate risk [member] | 1-2 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	6.7339	6.7339
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			24
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member] | Bottom of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	0.90%
Interest rate risk [member] | 1-2 years [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member] | Top of range [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Interest rate	2.00%
Interest rate risk [member] | 1-2 years [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets			24
Interest rate risk [member] | 1-2 years [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			426	536
Interest rate risk [member] | 2-3 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				$ 4
Fixed Rate		2.885%		2.885%
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			525	$ 302
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	3.9000	3.9000
Interest rate risk [member] | 2-3 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	6.7339	6.7339
Interest rate risk [member] | 2-3 years [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			568	335
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			657	673
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	3.9500	3.9000
Interest rate risk [member] | 3-5 years [Member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	6.7339	6.7339
Interest rate risk [member] | 3-5 years [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			787	793
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			1,612	1,697
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	4.2500	4.2500
Interest rate risk [member] | Later than five years [member] | Philippine Peso [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	6.7339	6.7339
Interest rate risk [member] | Later than five years [member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			2,626	1,836
Interest rate risk [member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 20,855	₱ 18,975	434	374
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Floating interest rate [member] | Less than 1 year [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				93
Borrowings, interest rate basis	—	1.0000% over PHP BVAL
Interest rate risk [member] | Floating interest rate [member] | 1-2 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			9	69
Borrowings, interest rate basis	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 1.0000% over PHP BVAL
Interest rate risk [member] | Floating interest rate [member] | 2-3 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			4	3
Borrowings, interest rate basis	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 0.6000% over PHP BVAL
Interest rate risk [member] | Floating interest rate [member] | 3-5 years [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			77	70
Borrowings, interest rate basis	0.5000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.5000% to 0.6000% over PHP BVAL
Interest rate risk [member] | Floating interest rate [member] | Later than five years [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			344	139
Borrowings, interest rate basis	0.6000% to 0.7500% over PHP BVAL (floor rate 4.5000%)	0.6000% over PHP BVAL
Interest rate risk [member] | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 545	₱ 945	11	19
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 167,520	₱ 153,644	3,489	3,024
Interest rate risk [member] | Fair Value [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	₱ 1,163		24
Interest rate risk [member] | Fair Value [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		₱ 150		3
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	2,337	1,586	49	31
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	4,940	4,228	103	83
Interest rate risk [member] | Fair Value [Member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		92		2
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	12,222	3,645	254	72
Interest rate risk [member] | Fair Value [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	18,490	14,018	385	276
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	40,141	24,033	836	474
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	480		10
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets	509	29	11	1
Interest rate risk [member] | Fair Value [Member] | Short Term Investments1 | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets		285		6
Interest rate risk [member] | Fair Value [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	231,478	189,687	4,821	3,734
Interest rate risk [member] | Fair Value [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 20,855	₱ 18,975	434	374
Borrowings, interest rate basis	—	—
Interest rate risk [member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 28,813		$ 600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 600
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Fixed Rate	2.50%		2.50%
Interest rate risk [member] | U S Dollar Notes | Later than five years [member] | U.S. Dollars [Member] | Top of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Fixed Rate	3.45%		3.45%
Interest rate risk [member] | U S Dollar Notes | Fair Value [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 30,336		$ 632
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 12,222	₱ 16,124	255	317
Borrowings, interest rate basis	—	—
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | Less than 1 year [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt				165
Borrowings, interest rate basis	—	0.7900% to 1.4500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 1-2 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			93	76
Borrowings, interest rate basis	0.7900% to 1.0500% over LIBOR	0.7900% to 0.9500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 2-3 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			39	26
Borrowings, interest rate basis	1.0500% over LIBOR	0.7900% to 0.9500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | 3-5 years [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			53	50
Borrowings, interest rate basis	1.0500% over LIBOR	1.0500% over LIBOR
Interest rate risk [member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | Later than five years [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt			70
Borrowings, interest rate basis	1.0500% over LIBOR	—
Interest rate risk [member] | U.S. Dollar Debts [Member] | Fair Value [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt	₱ 12,222	₱ 16,123	$ 255	$ 317
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 457	₱ 408
Interest rate risk [member] | Debt Issuance Cost [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Debt Issuance Cost [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 1,262	₱ 491
Interest rate risk [member] | Debt Issuance Cost [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 101	₱ 36
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Debt Issuance Cost [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 634
Interest rate risk [member] | Debt Issuance Cost [Member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 69	₱ 47
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Costs [Member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 540	₱ 952
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 161,040	₱ 156,588
Interest rate risk [member] | Costs [Member] | Philippine Peso [Member] | Bottom of range [member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	₱ 1,153
Interest rate risk [member] | Costs [Member] | Debt Instruments at Amortized Cost [Member] | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱		₱ 150
Interest rate risk [member] | Costs [Member] | Cash In Bank | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	2,337	1,586
Interest rate risk [member] | Costs [Member] | Cash In Bank | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	4,940	4,228
Interest rate risk [member] | Costs [Member] | Cash In Bank | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱		92
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	12,222	3,645
Interest rate risk [member] | Costs [Member] | Temporary Cash Investments | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	18,490	14,018
Interest rate risk [member] | Costs [Member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	40,131	24,033
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | U.S. Dollars [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	480
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Philippine Peso [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱	509	29
Interest rate risk [member] | Costs [Member] | Short Term Investments1 | Other Currencies
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Total assets | ₱		285
Interest rate risk [member] | Costs [Member] | Total Assets Excluding Short Term Investments [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	222,665	192,556
Interest rate risk [member] | Costs [Member] | Floating interest rate [member] | Philippine Peso [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 20,754	₱ 18,939
Borrowings, interest rate basis	—	—
Interest rate risk [member] | Costs [Member] | U S Dollar Notes | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 28,179
Interest rate risk [member] | Costs [Member] | U.S. Dollar Debts [Member] | Floating interest rate [member] | U.S. Dollars [Member] | Long Term Debt1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Long-term Debt | ₱	₱ 12,153	₱ 16,077
Borrowings, interest rate basis	—	—